Long-term Debt Textuals (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Mar. 16, 2015	Feb. 05, 2015	Sep. 24, 2013
Debt Instrument [Line Items]
Payment of deferred financing costs		$ 28.4	$ 0.0
Loss on early debt extinguishment		$ 59.5	$ 0.0
10.00% Senior Secured Second Lien Notes Due March 2022 [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage		10.00%
Percent of Company Stock Pledged		65.00%
Percentage of Equity Interests of Foreign Subsidiaries		65.00%
Debt Instrument, Face Amount					$ 1,000.0
Percent of Specified Consolidated Net Tangible Assets		15.00%
Value of Specified Consolidated Net Tangible Assets		$ 1,700.0
Principal Property, Book Value		3,000.0
Property Not Constituting Principal Property, Book Value		3,000.0
Amount of Equity Interests of Foreign Subsidiaries and Company Stock Pledged, Book Value		$ 3,500.0
Redemption price of bonds as percentage of principal amount plus a make whole premium and any accrued unpaid interest to the redemption date		100.00%
Redeemable Percent of the Aggregate Principal Amount of the Second Lien Notes		35.00%
Debt Instrument Issue Price Percentage		97.566%
Debt Instrument, Unamortized Discount		$ 24.3
Debt Issuance Cost		20.0
Payment of deferred financing costs		$ 16.6
7.875% Senior Notes due November 2026 [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage		7.875%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit agreement borrowing capacity		$ 1,650.0
2013 Term Loan Facility due September 2020 [Member]
Debt Instrument [Line Items]
Credit agreement borrowing capacity		1,200.0
2013 Credit Facility [Member]
Debt Instrument [Line Items]
Percent of Company Stock Pledged							65.00%
Percentage of Equity Interests of Foreign Subsidiaries						65.00%
Line Of Credit Facility Annual Dividend Threshold		27.5
Line of Credit Facility General Restricted Payments		100.0
Payments of Debt Restructuring Costs		$ 11.8
6.00% Senior Notes due November 2018 [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage		6.00%
6.25% Senior Notes due November 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage		6.25%
6.50% Senior Notes due September 2020 [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage		6.50%
7.375% Senior Notes due November 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage		7.375%
Debt Instrument, Repurchase Face Amount		$ 650.0
Debt Instrument, Repurchased Amount		566.9
Loss on early debt extinguishment		59.5
Tender Offer Premiums Paid on the 2016 Senior Notes Repurchase		58.2
Write-off of Associated Unamortized Debt Issuance Costs		$ 1.3
Scenario, Forecast [Member] | 7.375% Senior Notes due November 2016 [Member]
Debt Instrument [Line Items]
Loss on early debt extinguishment	$ 8.4
Write-off of Associated Unamortized Debt Issuance Costs	0.2
Debt Instrument Redemption Amount				$ 83.1
Make Whole Premiums Paid on Redemption of 2016 Senior Notes	$ 8.2